Unaudited Condensed Consolidated Statements of Profit or Loss and Other Comprehensive Income - CNY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Loss for the period	¥ (791,517)	¥ (881,700)	¥ (2,516,808)	¥ (1,949,101)	¥ (1,298,496)
Items that will not be reclassified to profit or loss:
Exchange differences on translation of financial statements of foreign operations	(29,075)	(33,782)	38,364	(73,323)	(177,575)
Other comprehensive income for the period	(29,075)	(33,782)	38,364	(73,323)	(177,575)
Total comprehensive income for the period	¥ (820,592)	¥ (915,482)	¥ (2,478,444)	¥ (2,022,424)	¥ (1,476,071)